UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-4888

Dreyfus Short-Intermediate Government Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	5/31

Date of reporting period:	8/31/2008

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Short-Intermediate Government Fund
August 31, 2008 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--91.1%	Rate (%)	Date	Amount ($)	Value ($)

U.S. Government Agencies--46.6%
Federal Home Loan Banks,
Bonds	3.63	7/1/11	5,600,000	5,601,109
Federal Home Loan Banks,
Bonds	2.40	9/14/09	2,700,000 a	2,698,599
Federal Home Loan Banks,
Bonds, Ser. 1	2.41	9/18/09	5,000,000 a	4,997,360
Federal Home Loan Banks,
Bonds	2.62	1/5/09	15,000,000 a	14,993,775
Federal Home Loan Banks,
Bonds, Ser. 579	4.38	10/3/08	7,000,000	7,008,463
Federal Home Loan Banks,
Bonds	4.55	6/22/10	4,360,000	4,471,450
Federal Home Loan Mortgage Corp.,
Notes	3.00	4/1/11	2,240,000 b	2,206,295
Federal Home Loan Mortgage Corp.,
Notes	5.63	3/15/11	9,000,000 b	9,495,864
Federal National Mortgage
Association, Notes	3.00	4/1/11	2,240,000 b	2,203,510
Federal National Mortgage
Association, Sr. Notes	3.38	5/19/11	10,800,000 b	10,786,446
Federal National Mortgage
Association, Notes	4.20	6/8/09	5,800,000 b	5,849,631
Federal National Mortgage
Association, Notes	5.50	3/15/11	3,380,000 b	3,555,124
Federal National Mortgage
Association, Notes	6.63	9/15/09	3,250,000 b	3,362,976
Small Business Administration
Participation, Gov't Gtd.
Ctfs., Ser. 20G	6.85	7/1/17	2,092,673	2,132,158
				79,362,760
U.S. Government Agencies/Mortgage-Backed--33.6%
Federal Home Loan Mortgage Corp.:
3.50%, 9/1/10			272,222 b	269,229
4.00%, 1/1/10 - 4/1/10			13,320,291 b	13,251,617
4.50%, 2/1/10 - 9/1/14			2,807,287 b	2,816,157
5.00%, 5/1/10 - 1/1/11			5,157,802 b	5,235,861
Structured Pass-Through
Secs., Ser. T-7, Cl. A6,
7.03%, 8/25/28			72,786 a,b	72,547
Federal National Mortgage Association
4.00%, 2/1/10 - 10/1/10			3,186,919 b	3,171,187
4.50%, 11/1/14			1,301,861 b	1,298,495
5.00%, 12/1/09			1,292,098 b	1,302,070
5.50%, 9/1/14 - 4/1/16			1,242,307 b	1,268,199
Ser. 2002-83, REMICS,
Cl. DH, 5.00%, 9/25/17			2,547,833 b	2,571,882
Whole Loan, Ser. 2001-W2,
Cl. AF6, 6.59%, 10/25/31			2,292,582 a,b	2,277,672
Whole Loan, Ser. 2001-W1,
Cl. AF6, 6.90%, 7/25/31			991,161 a,b	952,806
Government National Mortgage Association I
Ser. 2004-43, Cl. A, 2.82%,

12/16/19	499,633	492,916
Ser. 2004-97, Cl. AB,
3.08%, 4/16/22	625,339	618,105
Ser. 2006-42, Cl. A, 3.30%,
10/16/29	2,281,568	2,246,986
Ser. 2004-77, Cl. A, 3.40%,
3/16/20	468,847	466,589
Ser. 2003-96, Cl. B, 3.61%,
8/16/18	583,402	582,010
Ser. 2005-90, Cl. A, 3.76%,
9/16/28	1,094,735	1,085,360
Ser. 2006-39, Cl. A, 3.77%,
6/16/25	889,903	882,898
Ser. 2005-34, Cl. A, 3.96%,
9/16/21	722,215	720,897
Ser. 2005-79, Cl. A, 4.00%,
10/16/33	593,285	591,191
Ser. 2005-50, Cl. A, 4.02%,
10/16/26	1,084,362	1,081,127
Ser. 2005-29, Cl. A, 4.02%,
7/16/27	869,826	864,354
Ser. 2005-42, Cl. A, 4.05%,
7/16/20	1,283,674	1,282,480
Ser. 2006-6, Cl. A, 4.05%,
10/16/23	215,763	215,517
Ser. 2004-51, Cl. A, 4.15%,
2/16/18	297,548	297,532
Ser. 2006-30, Cl. A, 4.18%,
4/16/28	1,279,664	1,276,932
Ser. 2006-3, Cl. A, 4.21%,
1/16/28	1,153,520	1,151,739
Ser. 2005-67, Cl. A, 4.22%,
6/16/21	1,092,752	1,092,624
Ser. 2006-5, Cl. A, 4.24%,
7/16/29	1,640,750	1,637,843
Ser. 2005-52, Cl. A, 4.29%,
1/16/30	497,114	497,304
Ser. 2005-59, Cl. A, 4.39%,
5/16/23	397,111	397,992
Ser. 2005-32, Cl. B, 4.39%,
8/16/30	990,471	992,246
Ser. 2005-87, Cl. A, 4.45%,
3/16/25	742,460	743,927
Ser. 2006-18, Cl. A, 4.97%,
12/16/21	2,530,954	2,551,569
Ser. 2006-32, Cl. A, 5.08%,
1/16/30	866,194	875,265
		57,133,125
U.S. Treasury Notes--10.9%
4.88%, 4/30/11	17,500,000 c	18,570,510
Total Bonds and Notes
(cost $154,409,407)		155,066,395
	Face Amount
	Covered by
Options--.0%	Contracts ($)	Value ($)

Call Options
3-Month Floor USD LIBOR-BBA
Interest Rate, January
2009@ 2.50

(cost $21,772)	11,300,000 [d]	58
	Principal
Short-Term Investments--6.5%	Amount ($)	Value ($)

U.S. Treasury Bills
1.89%, 9/18/08
(cost $11,063,140)	11,073,000 [e]	11,065,115

Other Investment--1.8%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $3,076,000)	3,076,000 [f]	3,076,000

Investment of Cash Collateral for
Securities Loaned--6.1%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $10,447,179)	10,447,179 [f]	10,447,179

Total Investments (cost $179,017,498)	105.5%	179,654,747
Liabilities, Less Cash and Receivables	(5.5%)	(9,365,286)
Net Assets	100.0%	170,289,461

LIBOR-BBA--London Interbank Offered Rate British Bankers' Association
a	Variable rate security--interest rate subject to periodic change.
b	On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Federal National Mortgage Association and Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator.
c	All or a portion of this security is on loan. At August 31, 2008, the total market value of the fund's securities on loan is $10,081,134 and the total market value of the collateral held by the fund is $10,447,179.
d	Non-income producing security.
e	All or partially held by a broker as collateral for open financial futures positions.
f	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

At August 31, 2008, the aggregate cost of investment securities for income tax purposes was $179,017,498.

Net unrealized appreciation on investments was $637,249 of which $1,045,430 related to appreciated investment securities and $408,181 related to depreciated investment securities.

STATEMENT OF FINANCIAL FUTURES
August 31, 2008 (Unaudited)
Unrealized
		Market Value		Appreciation/
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 8/31/08 ($)

Financial Futures Long
U.S. Treasury 2-Year Notes	120	25,473,751	December 2008	(24,374)

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2008 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	13,523,179	(24,374)

Level 2 - Other Significant Observable Inputs	166,131,568	0

Level 3 - Significant Unobservable Inputs	0	0

Total	179,654,747	(24,374)

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Short-Intermediate Government Fund

By:	/s/ J. David Officer
J. David Officer
President

Date:	October 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	October 27, 2008

By:	/s/ James Windels
James Windels
Treasurer

Date:	October 27, 2008

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)